Other Financial Assets Non-current - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 446.1	₨ 32,612.2	₨ 22,911.6
Loans to channel partners	96.6	7,063.5	5,574.2
Advance and other receivables recoverable in cash	104.1	7,611.3	9,747.0
Margin money with banks	73.1	5,346.8	7,865.1
Government grants receivables	91.1	6,656.7	5,781.9
Loans to employees	3.4	246.0	286.7
Restricted deposits	44.4	3,244.6	839.5
Others	101.3	7,404.6	2,317.5
Total	$ 960.1	₨ 70,185.7	₨ 55,323.5